                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2007

Date of reporting period: February 28, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended February 28, 2007

Total Return for the 6 Months Ended February 28, 2007

Class A	Class B	Class C	Class D	Morgan Stanley Capital Int’l. (MSCI) EAFE Index[1]	Lipper Int’l. Large-Cap Core Funds Index[2]
8.94%	8.63%	8.68%	9.14%	12.17%	11.26%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The international markets, as represented by the MSCI EAFE Index, returned 12.17 percent for the six months ended February 28, 2007. These strong returns were helped predominantly by a weaker U.S. dollar that depreciated against all major currencies except the Japanese yen. (However, the yen did appreciate sharply against the dollar during the month following the end of the reporting period). In mid-2006, investors seemed to take note of some of the macro concerns that we had identified earlier in the year, namely the extended valuations of cyclical stocks, the consumer discretionary sector, Japan and the emerging markets. As a result, a widespread market correction occurred in May and June. The markets stabilized in the third quarter, but we were surprised by the vigor with which investors regained their appetite for risk in the fourth quarter and returned their favor to cyclical stocks, despite a clear deterioration in leading economic indicators (statistics which change prior to changes in the economy). Although international markets began 2007 with strength, the period ended on a decidedly negative note. A sharp downturn in the last two days of February resulted in a sudden increase in risk aversion, which was very reminiscent of the market correction experienced in May and June of 2006.

For the period overall, European markets outperformed, and any market with a whiff of emerging markets exposure, such as Hong Kong or Singapore (which are classified as developed markets by some industry professionals and emerging markets by others), performed even more strongly. In contrast, the more defensive U.K. market was a relative laggard, as was Japan.

On a sector basis, utilities was one of the best performing sectors, reflecting the positive effect of an outbreak of merger and acquisition (M&A) activity in Europe. The M&A theme also contributed to the outsized returns of other top-performing sectors such as materials, industrials and the automobile sub-sector. The persistence of low credit risk premiums and strong economic growth further boosted leveraged segments of the market such as real estate, insurance and banks. The telecommunication services sector also performed well during the period. On the other hand, lagging sectors included health care, which was beset by patent expirations, and energy, which was hurt by falling oil prices. The technology sector’s performance also trailed that of the MSCI EAFE Index’s return.

Performance Analysis

Morgan Stanley International Value Equity Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Large-Cap Core Funds Index for the six months ended February 28, 2007, assuming no deduction of applicable sales charges.

The Portfolio participated in some of the stronger performing sectors and industries, specifically materials and utilities. Our stock selection in the utilities sector was buoyed by takeover activity and consequently added significant value to the Fund’s return. Stock selection was also strong in the information technology and consumer discretionary (mainly autos) sectors.

However, the Fund did underperform the MSCI EAFE Index overall, as the Fund lacked exposure to the more cyclical and leveraged stocks in the financials and industrials sectors, which performed well during the period. In addition, our more defensive stock selection in telecoms detracted in a market environment in which valuation was not a key factor in driving performance. Additionally, the Fund lacked exposure to several telecom names that were subject to takeover activity. We increased the Fund’s exposure to Japan during the period, primarily in Japanese financials stocks, and while they failed to rally in 2006, they outperformed during the sharp correction at the end of February.

After several years of strong performance, economically sensitive sectors (materials, industrials, technology and financials) now account for 67 percent of the MSCI EAFE Index by market capitalization. Research indicates that industrials and materials companies currently may be at peak levels of corporate performance (as measured by return on equity). Historically, peak earnings have tended to coincide with discount valuations (as measured by price/earnings ratio), as the market begins to anticipate the peak and subsequent turn of the business cycle. Today, however, the market reflects both peak valuations and peak performance, and we believe this represents a risk; current valuations do not compensate investors for the potential fallout in corporate performance from a slowing global economy. At the close of the period, the Fund’s exposure to economically sensitive sectors was 45 percent, and was generally concentrated in less overvalued businesses with more sustainable, and therefore more reliable, free cash flow generation.

We also continue to closely monitor problems in the U.S. subprime mortgage market, which have begun to attract considerable attention in the press. The key issue is whether the deterioration in the subprime market will ultimately lead to falling home prices and add recessionary pressure to the economy. In this environment, we continue to overweight the Fund in consumer staples and underweight financials, particularly banks.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Imperial Tobacco Group PLC	3.5%
Nestle S.A. (Registered Shares)	3.3
Cadbury Schweppes PLC	3.0
Unilever NV (Share Certificates)	2.8
British American Tobacco PLC	2.7
Holcim Ltd. (Registered Shares)	2.7
Scottish Power PLC	2.4
Kao Corp.	2.2
Total S.A.	2.1
Reckitt Benckiser PLC	2.1

TOP FIVE COUNTRIES
United Kingdom	31.7%
Japan	22.6
Netherlands	8.5
Switzerland	8.0
France	7.0

Data as of February 28, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside of the United States. A company will be considered located outside of the United States if it (a) is not organized under the laws of the United States, (b) does not have securities which are principally traded on a U.S. stock exchange, (c) does not derive at least 50 percent of its revenues from goods produced or sold, investments made, or services performed in the United States or (d) does not maintain at least 50 percent of its assets in the United States.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures
and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended February 28, 2007

	Class A Shares* (since 04/26/01)		Class B Shares** (since 04/26/01)		Class C Shares† (since 04/26/01)		Class D Shares†† (since 04/26/01)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX
1 Year	17.55%	[3]	16.69%	[3]	16.78%	[3]	17.91% [3]
	11.38	[4]	11.69	[4]	15.78	[4]	—
5 Years	14.46	[3]	13.61	[3]	13.64	[3]	14.75 [3]
	13.23	[4]	13.37	[4]	13.64	[4]	—
Since Inception	10.95	[3]	10.11	[3]	10.13	[3]	11.21 [3]
	9.93	[4]	10.00	[4]	10.13	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. The term ‘‘free float’’ represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. ‘‘Net dividends’’ reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds Classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper International Large-Cap Core Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/06 – 02/28/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	09/01/06	02/28/07	09/01/06 – 02/28/07
Class A
Actual (8.94% return)	$1,000.00	$1,089.40	$7.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00
Class B
Actual (8.63% return)	$1,000.00	$1,086.30	$11.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.08	$10.79
Class C
Actual (8.68% return)	$1,000.00	$1,086.80	$10.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.68	$10.19
Class D
Actual (9.14% return)	$1,000.00	$1,091.40	$6.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.04	$5.81

*	Expenses are equal to the Fund’s annualized expense ratios of 1.40%, 2.16%, 2.04% and 1.16% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.0%)
	Australia (a) (1.6%)
	Beverages: Alcoholic
2,017,011	Foster’s Group Ltd. (b)	$10,042,687
	Chemicals: Major Diversified
159,380	Orica Ltd. (b)	3,120,977
	Total Australia	13,163,664
	Austria (a) (1.0%)
	Major Telecommunications
331,794	Telekom Austria AG	8,267,507
	Belgium (a) (2.1%)
	Financial Conglomerates
231,025	Fortis	9,894,914
	Major Banks
64,456	KBC Groep NV	7,817,702
	Total Belgium	17,712,616
	Canada (0.5%)
	Oil & Gas Production
79,863	EnCana Corp.	3,881,186
	France (a) (7.0%)
	Construction Materials
41,148	Lafarge S.A.	6,129,771
	Electrical Products
73,601	Legrand S.A.	2,341,576
	Integrated Oil
262,723	Total S.A.	17,653,952
	Major Banks
91,818	BNP Paribas	9,553,086
	Major Telecommunications
190,437	France Telecom S.A.	5,146,986
	Motor Vehicles
79,007	Renault S.A.	9,375,659
	Pharmaceuticals: Major
95,062	Sanofi-Aventis	8,065,508
	Total France	58,266,538
	Germany (a) (4.1%)
	Chemicals: Major Diversified
164,085	Bayer AG	9,427,796
	Electric Utilities
103,983	RWE AG (b)	$10,603,072
	Industrial Conglomerates
43,279	Siemens AG (Registered Shares)	4,550,911
	Motor Vehicles
166,448	Bayerische Motoren Werke (BMW) AG	9,663,694
	Total Germany	34,245,473
	Greece (a) (1.3%)
	Casino/Gaming
295,610	Greek Organisation of Football Prognostics S.A.	10,458,757
	Ireland (a) (0.7%)
	Construction Materials
136,046	CRH PLC	5,664,960
	Italy (a) (1.4%)
	Integrated Oil
384,146	ENI SpA	11,760,936
	Japan (a) (22.6%)
	Advertising/Marketing Services
87,600	Asatsu - DK Inc.	2,727,940
	Chemicals: Specialty
173,500	JSR Corp.(b)	3,997,206
365,000	Taiyo Nippon Sanso Corp.	3,250,509
		7,247,715
	Commercial Printing/Forms
700,000	Dai Nippon Printing Co., Ltd. (b)	10,586,030
	Electric Utilities
171,600	Kansai Electric Power Co., Inc. (The)	5,087,032
	Electronic Equipment/Instruments
224,200	Canon Inc.	12,121,491
25,900	Keyence Corp. (b)	6,127,304
1,320,000	Mitsubishi Electric Corp.	13,157,717
183,900	Omron Corp.	5,137,021
		36,543,533

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing
35,740	Takefuji Corp.	$1,400,637
	Gas Distributors
1,125,000	Osaka Gas Co., Ltd.	4,407,324
	Household/Personal Care
619,000	Kao Corp.	18,096,727
	Industrial Specialties
175,900	Nitto Denko Corp. (b)	9,068,345
	Life/Health Insurance
179,450	T&D Holdings, Inc.	12,951,279
	Major Banks
1,898,000	Shinsei Bank, Ltd.	10,204,192
1,230	Sumitomo Mitsui Financial Group, Inc. (b)	11,952,382
		22,156,574
	Movies/Entertainment
129,400	Oriental Land Co., Ltd.	7,660,104
	Pharmaceuticals: Other
209,200	Astellas Pharma Inc.	9,166,632
	Property – Casualty Insurers
1,078,000	Mitsui Sumitomo Insurance Co., Ltd.	13,521,337
	Railroads
1,239	Central Japan Railway Co.	14,820,637
	Recreational Products
192,400	Sega Sammy Holdings Inc. (b)	4,845,257
	Wireless Telecommunications
4,784	NTT DoCoMo, Inc.	8,705,988
	Total Japan	188,993,091
	Netherlands (a) (8.5%)
	Financial Conglomerates
147,336	ING Groep NV (Share Certificates)	6,294,402
	Food: Major Diversified
916,107	Unilever NV (Share Certificates)	23,666,727
	Food: Specialty/Candy
153,917	CSM NV (Share Certificates)	$5,333,732
	Industrial Specialties
113,050	Akzo Nobel NV	6,956,049
	Integrated Oil
340,351	Royal Dutch Shell PLC (Class A) (b)	11,082,336
	Major Banks
238,116	ABN AMRO Holding NV	8,356,595
	Steel
186,927	Arcelor Mittal	9,415,597
	Total Netherlands	71,105,438
	Norway (a) (0.6%)
	Industrial Conglomerates
93,278	Norsk Hydro ASA	2,884,609
	Integrated Oil
86,023	Statoil ASA	2,195,787
	Total Norway	5,080,396
	Singapore (a) (0.9%)
	Regional Banks
549,000	United Overseas Bank Ltd. (b)	7,333,666
	Spain (a) (1.7%)
	Major Banks
258,070	Banco Bilbao Vizcaya Argentaria, S.A.	6,266,871
	Major Telecommunications
373,922	Telefonica S.A.	8,039,048
	Total Spain	14,305,919
	Sweden (a) (2.3%)
	Metal Fabrications
223,379	SKF AB (B Shares) (b)	4,139,063
	Telecommunication Equipment
4,147,228	Telefonaktiebolaget LM Ericsson (B Shares)	14,824,944
	Total Sweden	18,964,007

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Switzerland (a) (8.0%)
	Construction Materials
226,114	Holcim Ltd. (Registered Shares)	$22,383,128
	Financial Conglomerates
68,141	UBS AG (Registered Shares)	4,021,848
	Food: Major Diversified
74,133	Nestle S.A. (Registered Shares) (b)	27,595,113
	Pharmaceuticals: Major
236,672	Novartis AG (Registered Shares) (b)	13,145,312
	Total Switzerland	67,145,401
	United Kingdom (a) (31.7%)
	Casino/Gaming
623,641	Ladbrokes PLC	4,930,129
	Construction Materials
204,771	Hanson PLC	3,270,155
	Electric Utilities
642,066	Drax Group PLC	8,986,200
601,133	National Grid PLC	9,013,775
143,699	Scottish & Southern Energy PLC	4,048,594
1,360,506	Scottish Power PLC	20,401,461
		42,450,030
	Food: Specialty/Candy
2,377,736	Cadbury Schweppes PLC	25,405,885
	Hotels/Resorts/Cruiselines
474,237	InterContinental Hotels Group PLC	11,148,686
	Household/Personal Care
348,217	Reckitt Benckiser PLC	17,494,940
	Industrial Conglomerates
474,312	Smiths Group PLC	9,580,001
	Integrated Oil
1,190,757	BP PLC	12,227,561
	Major Banks
456,325	HSBC Holdings PLC	$7,969,752
317,917	Royal Bank of Scotland Group PLC	12,504,325
		20,474,077
	Other Metals/Minerals
539,732	BHP Billiton PLC	10,873,119
	Personnel Services
4,877,896	Hays PLC	14,128,999
	Pharmaceuticals: Major
180,357	AstraZeneca PLC	10,103,162
293,168	GlaxoSmithKline PLC	8,232,903
		18,336,065
	Publishing: Books/Magazines
720,077	Reed Elsevier PLC	8,370,926
	Publishing: Newspapers
410,497	Johnston Press PLC	3,231,042
	Tobacco
752,819	British American Tobacco PLC	22,881,657
708,744	Imperial Tobacco Group PLC	29,512,026
		52,393,683
	Wireless Telecommunications
3,817,516	Vodafone Group PLC	10,574,183
	Total United Kingdom	264,889,481
	Total Common Stocks (Cost $638,238,548)	801,239,036
	Preferred Stock (1.6%)
	Germany (a)
	Motor Vehicles
9,829	Porsche AG (Cost $7,080,698)	12,861,486

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (12.8%)
	Repurchase Agreement (2.7%)
$22,791	Joint Repurchase agreement account 5.31% due 03/01/07 (dated 02/28/07; proceeds $22,794,362) (c) (Cost $22,791,000)	$22,791,000
	Short-Term Debt Securities held as Collateral on Loaned Securities (10.1%)
2,540	AIG Match Funding Corp., 5.30%, 12/17/07 (d)	2,540,228
1,814	Alliance and Leister Plc., 5.33%, 03/31/08 (d)	1,814,305
883	Anglo Irish Bank Corp Plc., 5.35%, 07/09/07	883,258
903	Aspen Funding Corp., 5.29%, 03/21/07	903,434
907	Bancaja, 5.36%, 03/31/08 (d)	907,152
2,903	Bank of America, 5.32%, 05/15/07 (d)	2,902,887
907	Bank of New York Co. Inc., 5.31%, 03/31/08 (d)	907,152
3,396	Barton Capital Corp., 5.29%, 03/20/07	3,396,478
	Bear Stearns,
1,814	5.36%, 03/31/08 (d)	1,814,304
726	5.38%, 03/08/07 (d)	725,860
1,089	5.37%, 03/12/07 (d)	1,088,583
1,814	BNP Paribas MTN, 5.33%, 03/31/08 (d)	1,814,305
	CIC NY,
1,270	5.30%, 09/04/07 (d)	1,269,910
1,814	5.34%, 05/31/07 (d)	1,814,304
1,851	Dekabank Deutsche Girozentrale, 5.38%, 03/31/08 (d)	1,850,591
	Deutsche Bank Securities Inc.,
17,417	5.33%, 03/01/07	17,417,322
3,649	5.34%, 03/01/07	3,648,638
1,814	Dexia Bnk NY, 5.33%, 09/28/07(d)	1,814,037
907	First Tennessee Bank, 5.33%, 03/31/08 (d)	907,153
2,528	Gemini Securitization corp., 5.30%, 03/28/07	2,527,756
	Goldman Sachs Group, Inc
$907	5.37%, 03/31/08 (d)	$907,152
1,705	5.42%, 02/29/08 (d)	1,705,446
907	HSBC Finance Corp., 5.33%, 03/31/08 (d)	907,152
1,089	Manufacturers and Traders, 5.30%, 06/15/07 (d)	1,088,583
1,819	Marshall & Ilsley Bank, 5.37%, 12/17/07	1,819,394
900	Master Fund LLC Ser B, 5.33%, 03/15/07	900,354
953	Merrill Lynch and Company, 5.33%, 04/26/07 (d)	953,358
2,721	Metropolitan Life Global Funding, 5.31%, 03/31/08 (d)	2,721,457
1,814	Natexis Banques Populaires NY, 5.34%, 04/05/07 (d)	1,814,304
	National City bank Cleveland,
1,724	5.32%, 03/01/07 (d)	1,723,508
907	5.32%, 09/18/07 (d)	907,100
3,629	National Rural Utilities Coop., FIN, 5.31%, 03/31/08 (d)	3,628,609
2,105	Nationwide Building Society, 5.44%, 02/29/08 (d)	2,104,593
2,721	Nordea Bank New York, 5.31%, 05/16/07 (d)	2,721,424
1,612	Rheingold Securitization, 5.32%, 05/15/07	1,611,681
466	Sedna Fin Inc., 5.32%, 05/15/07	465,597
1,814	Skandi New York, 5.32%, 03/31/08 (d)	1,814,304
1,814	SLM Corp., 5.33%, 03/31/08 (d)	1,814,304
1,814	Toronto Dominion New York, 5.32%, 05/29/07 (d)	1,814,304
1,270	Unicredito Italiano Bank (IRE) Plc., 5.33%, 03/31/08 (d)	1,270,013
617	World Savings Bank FSB, 5.32%, 10/19/07 (d)	616,864
		84,257,158

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2007 (unaudited) continued

		VALUE
Total Short-Term Investments (Cost $107,048,158)		$107,048,158
Total Investments (Cost $752,367,404) (e)	110.4%	921,148,680
Liabilities in Excess of Other Assets	(10.4)	(86,437,339)
Net Assets	100.0%	$834,711,341

*	Non-income producing security.
(a)	Securities with total market value equal to $810,219,336 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	All or portion of this security was on loan as of February 28, 2007.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on February 28, 2007.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $180,333,868 and the aggregate gross unrealized depreciation is $11,552,592, resulting in net unrealized appreciation of $168,781,276.

Forward Foreign Currency Contracts Open at February 28,2007:

CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
$102,365	EUR77,368	3/1/2007	$(54)
$40,941	EUR30,946	3/1/2007	(22)
$1,595,108	JPY188,924,571	3/1/2007	7,640
GBP193,109	$379,169	3/1/2007	290
$702,062	EUR530,619	3/2/2007	1,910
$338,220	GBP172,254	3/2/2007	1,016
$193,528	JPY22,921,426	3/2/2007	49
$665,019	SEK4,657,657	3/2/2007	2,573
Net Unrealized Appreciation			$13,402

Currency Abbreviations:

EUR	Euro.

GBP	British Pound.

JPY	Japanese Yen.

SEK	Swedish Krona.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments February 28, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Collateral on Loaned Securities	$84,257,158	9.1%
Major Banks	74,624,905	8.1
Electric Utilities	58,140,134	6.3
Integrated Oil	54,920,572	6.0
Tobacco	52,393,683	5.7
Food: Major Diversified	51,261,840	5.6
Pharmaceuticals: Major	39,546,885	4.3
Construction Materials	37,448,014	4.1
Electronic Equipment/Instruments	36,543,533	4.0
Household/Personal Care	35,591,667	3.9
Motor Vehicles	31,900,839	3.5
Food: Specialty/Candy	30,739,617	3.3
Repurchase Agreement	22,791,000	2.5
Major Telecommunications	21,453,541	2.3
Financial Conglomerates	20,211,164	2.2
Wireless Telecommunications	19,280,171	2.1
Industrial Conglomerates	17,015,521	1.8
Industrial Specialties	16,024,394	1.7
Casino/Gaming	15,388,886	1.7
Telecommunication Equipment	14,824,944	1.6
Railroads	14,820,637	1.6
Personnel Services	14,128,999	1.5
Property – Casualty Insurers	13,521,337	1.5
Life/Health Insurance	$12,951,279	1.4%
Chemicals: Major Diversified	12,548,773	1.4
Hotels/Resorts/Cruiselines	11,148,686	1.2
Other Metals/Minerals	10,873,119	1.2
Commercial Printing/Forms	10,586,030	1.1
Beverages: Alcoholic	10,042,687	1.1
Steel	9,415,597	1.0
Pharmaceuticals: Other	9,166,632	1.0
Publishing: Books/Magazines	8,370,926	0.9
Movies/Entertainment	7,660,104	0.8
Regional Banks	7,333,666	0.8
Chemicals: Specialty	7,247,715	0.8
Recreational Products	4,845,257	0.5
Gas Distributors	4,407,324	0.5
Metal Fabrications	4,139,063	0.4
Oil & Gas Production	3,881,186	0.4
Publishing: Newspapers	3,231,042	0.4
Advertising/Marketing Services	2,727,940	0.3
Electrical Products	2,341,576	0.3
Finance/Rental/Leasing	1,400,637	0.1
	$921,148,680*	100.0%

*	Does not include open forward foreign currency contracts with net unrealized appreciation of $13,402.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $752,367,404) (including $79,160,993 of securities loaned)	$921,148,680
Cash (including foreign currency of $1,941,691 at value, with cost of $1,938,917)	1,941,800
Unrealized appreciation on open forward foreign currency contracts	13,478
Receivable for:
Dividends	1,106,035
Foreign withholding taxes reclaimed	814,600
Shares of beneficial interest sold	559,940
Investments sold	480,768
Interest	3,362
Prepaid expenses and other assets	61,323
Receivable from Distributor	49,862
Total Assets	926,179,848
Liabilities:
Collateral on securities loaned, at value	84,257,158
Unrealized depreciation on open forward foreign currency contracts	76
Payable for:
Investments purchased	4,980,381
Shares of beneficial interest redeemed	1,200,253
Investment advisory fee	525,663
Distribution fee	237,932
Administration fee	52,566
Transfer agent fee	34,520
Accrued expenses and other payables	179,958
Total Liabilities	91,468,507
Net Assets	$834,711,341
Composition of Net Assets:
Paid-in-capital	$640,739,935
Net unrealized appreciation	168,767,057
Accumulated net investment loss	(3,031,379)
Accumulated undistributed net realized gain	28,235,728
Net Assets	$834,711,341
Class A Shares:
Net Assets	$123,400,218
Shares Outstanding (unlimited authorized, $.01 par value)	9,318,067
Net Asset Value Per Share	$13.24
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.97
Class B Shares:
Net Assets	$202,319,688
Shares Outstanding (unlimited authorized, $.01 par value)	15,400,128
Net Asset Value Per Share	$13.14
Class C Shares:
Net Assets	$66,839,708
Shares Outstanding (unlimited authorized, $.01 par value)	5,118,439
Net Asset Value Per Share	$13.06
Class D Shares:
Net Assets	$442,151,727
Shares Outstanding (unlimited authorized, $.01 par value)	33,253,124
Net Asset Value Per Share	$13.30

Statement of Operations

For the six months ended February 28, 2007 (unaudited)

Net Investment Income:
Income
Dividends (net of $387,338 foreign withholding tax)	$6,636,718
Interest	565,568
Income from securities loaned – net	15,320
Total Income	7,217,606
Expenses
Investment advisory fee	3,344,663
Distribution fee (Class A shares)	139,191
Distribution fee (Class B shares)	1,039,842
Distribution fee (Class C shares)	293,928
Transfer agent fees and expenses	609,272
Administration fee	334,466
Shareholder reports and notices	271,203
Custodian fees	172,360
Registration fees	36,552
Professional fees	35,219
Trustees’ fees and expenses	7,405
Other	44,681
Total Expenses	6,328,782
Less: expense offset	(1,730)
Net Expenses	6,327,052
Net Investment Income	890,554
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	43,784,502
Foreign exchange transactions	(2,282,095)
Net Realized Gain	41,502,407
Net Change in Unrealized Appreciation/Depreciation on:
Investments	28,814,675
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	1,152,141
Net Appreciation	29,966,816
Net Gain	71,469,223
Net Increase	$72,359,777

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$890,554	$14,965,270
Net realized gain	41,502,407	101,057,275
Net change in unrealized appreciation	29,966,816	9,350,056
Net Increase	72,359,777	125,372,601
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,761,480)	(1,330,082)
Class B shares	(1,339,266)	(899,519)
Class C shares	(527,995)	(379,727)
Class D shares	(7,472,390)	(6,565,623)
Net realized gain
Class A shares	(14,866,046)	(6,570,824)
Class B shares	(26,383,715)	(15,336,622)
Class C shares	(8,583,533)	(4,687,045)
Class D shares	(55,111,330)	(29,592,057)
Total Dividends and Distributions	(116,045,755)	(65,361,499)
Net increase (decrease) from transactions in shares of beneficial interest	47,093,888	(101,181,973)
Net Increase (Decrease)	3,407,910	(41,170,871)
Net Assets:
Beginning of period	831,303,431	872,474,302
End of Period (Including an accumulated net investment loss of $3,031,379 and accumulated undistributed net investment income of $7,179,198, respectively)	$834,711,341	$831,303,431

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) or Morgan Stanley Investment Management Limited (the ‘‘Sub-Adviser’’), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2007 (unaudited) continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2007 (unaudited) continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 28, 2007 were $79,160,993 and $84,257,158, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2007 (unaudited) continued

Under the Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund’s assets including the placing orders for the purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $1,588,614 for the six months ended February 28, 2007.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $383,605 at February 28, 2007.

At February 28, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a ‘‘reimbursement plan’’, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 28, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.88%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class C shares

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2007 (unaudited) continued

of $142,443 and $3,469, respectively and received $76,371 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2007 aggregated $96,070,373, and $162,497,071, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At February 28, 2007, investments in securities of issuers in the United Kingdom and Japan were 31.7% and 22.6%, respectively, of the Fund’s net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these regions.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2007 (unaudited) continued

At February 28, 2007, the Fund’s cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund’s custodian.

7. Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007		FOR THE YEAR ENDED AUGUST 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	634,509	$8,875,910	1,584,508	$20,998,545
Conversion from Class B	478,865	6,604,741	980,212	13,040,431
Reinvestment of dividends and distributions	1,127,651	14,817,340	567,518	7,099,654
Redeemed	(971,508)	(13,579,728)	(2,468,462)	(32,744,644)
Net increase – Class A	1,269,517	16,718,263	663,776	8,393,986
CLASS B SHARES
Sold	511,557	7,123,571	1,248,643	16,427,789
Conversion to Class A	(483,445)	(6,604,741)	(989,709)	(13,040,431)
Reinvestment of dividends and distributions	1,873,460	24,467,389	1,168,116	14,519,679
Redeemed	(1,609,458)	(22,255,492)	(4,743,299)	(62,239,852)
Net increase (decrease) – Class B	292,114	2,730,727	(3,316,249)	(44,332,815)
CLASS C SHARES
Sold	249,249	3,420,674	424,125	5,555,991
Reinvestment of dividends and distributions	630,055	8,171,809	380,689	4,705,315
Redeemed	(519,902)	(7,099,948)	(1,743,803)	(22,826,134)
Net increase (decrease) – Class C	359,402	4,492,535	(938,989)	(12,564,828)
CLASS D SHARES
Sold	1,734,988	24,147,953	5,481,946	72,879,848
Reinvestment of dividends and distributions	4,085,174	53,883,445	2,433,286	30,513,410
Redeemed	(3,910,366)	(54,879,035)	(11,736,454)	(156,071,574)
Net increase (decrease) – Class D	1,909,796	23,152,363	(3,821,222)	(52,678,316)
Net increase (decrease) in Fund	3,830,829	$47,093,888	(7,412,684)	$(101,181,973)

†	The Fund will suspend offering its shares to new investors when the Fund’s assets reach $1 billion. Following the general suspension of the offering of the Fund’s shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2007 (unaudited) continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market of open forward foreign currency exchange contracts.

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007		FOR THE YEAR ENDED AUGUST 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.06		$13.13	$11.73	$9.80	$9.21	$9.60
Income (loss) from investment operations:
Net investment income‡	0.02		0.26	0.19	0.12	0.09	0.03
Net realized and unrealized gain (loss)	1.22		1.73	2.11	1.95	0.57	(0.33)
Total income (loss) from investment operations	1.24		1.99	2.30	2.07	0.66	(0.30)
Less dividends and distributions from:
Net investment income	(0.22)		(0.18)	(0.10)	(0.14)	(0.07)	(0.09)
Net realized gain	(1.84)		(0.88)	(0.80)	—	—	—
Total dividends and distributions	(2.06)		(1.06)	(0.90)	(0.14)	(0.07)	(0.09)
Net asset value, end of period	$13.24		$14.06	$13.13	$11.73	$9.80	$9.21
Total Return†	8.94	% (1)	16.15%	19.95%	21.22%	7.12%	(3.03)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.40	% (2)	1.37%	1.39%	1.52%	1.59%	1.70%
Net investment income	0.33	% (2)	1.89%	1.24%	0.94%	1.02%	0.47%
Supplemental Data:
Net assets, end of period, in thousands	$123,400		$113,122	$96,963	$25,728	$19,827	$9,297
Portfolio turnover rate	12	% (1)	36%	34%	43%	32%	52%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007		FOR THE YEAR ENDED AUGUST 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.89		$12.96	$11.62	$9.71	$9.14	$9.57
Income (loss) from investment operations:
Net investment income (loss)‡	(0.03)		0.14	0.05	0.02	0.01	(0.03)
Net realized and unrealized gain (loss)	1.21		1.72	2.13	1.94	0.57	(0.33)
Total income (loss) from investment operations	1.18		1.86	2.18	1.96	0.58	(0.36)
Less dividends and distributions from:
Net investment income	(0.09)		(0.05)	(0.04)	(0.05)	(0.01)	(0.07)
Net realized gain	(1.84)		(0.88)	(0.80)	—	—	—
Total dividends and distributions	(1.93)		(0.93)	(0.84)	(0.05)	(0.01)	(0.07)
Net asset value, end of period	$13.14		$13.89	$12.96	$11.62	$9.71	$9.14
Total Return†	8.63	%(1)	15.22%	19.09%	20.22%	6.32%	(3.74)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.16	%(2)	2.13%	2.15%	2.28%	2.36%	2.45%
Net investment income (loss)	(0.43)	% (2)	1.13%	0.48%	0.18%	0.25%	(0.28)%
Supplemental Data:
Net assets, end of period, in thousands	$202,320		$209,878	$238,781	$210,485	$145,382	$143,200
Portfolio turnover rate	12	%(1)	36%	34%	43%	32%	52%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007		FOR THE YEAR ENDED AUGUST 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.83		$12.92	$11.59	$9.69	$9.13	$9.57
Income (loss) from investment operations:
Net investment income (loss)‡	(0.02)		0.15	0.06	0.02	0.02	(0.03)
Net realized and unrealized gain (loss)	1.20		1.71	2.12	1.95	0.56	(0.34)
Total income (loss) from investment operations	1.18		1.86	2.18	1.97	0.58	(0.37)
Less dividends and distributions from:
Net investment income	(0.11)		(0.07)	(0.05)	(0.07)	(0.02)	(0.07)
Net realized gain	(1.84)		(0.88)	(0.80)	—	—	—
Total dividends and distributions	(1.95)		(0.95)	(0.85)	(0.07)	(0.02)	(0.07)
Net asset value, end of period	$13.06		$13.83	$12.92	$11.59	$9.69	$9.13
Total Return†	8.68	%(1)	15.30%	19.11%	20.31%	6.24%	(3.73)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.04	%(2)	2.04%	2.15%	2.28%	2.36%	2.45%
Net investment income (loss)	(0.31)	% (2)	1.22%	0.48%	0.18%	0.25%	(0.28)%
Supplemental Data:
Net assets, end of period, in thousands	$66,840		$65,822	$73,598	$49,971	$28,556	$23,946
Portfolio turnover rate	12	%(1)	36%	34%	43%	32%	52%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007		FOR THE YEAR ENDED AUGUST 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.12		$13.17	$11.75	$9.81	$9.23	$9.60
Income (loss) from investment operations:
Net investment income‡	0.04		0.29	0.19	0.14	0.12	0.10
Net realized and unrealized gain (loss)	1.23		1.74	2.14	1.97	0.55	(0.37)
Total income (loss) from investment operations	1.27		2.03	2.33	2.11	0.67	(0.27)
Less dividends and distributions from:
Net investment income	(0.25)		(0.20)	(0.11)	(0.17)	(0.09)	(0.10)
Net realized gain	(1.84)		(0.88)	(0.80)	—	—	—
Total dividends and distributions	(2.09)		(1.08)	(0.91)	(0.17)	(0.09)	(0.10)
Net asset value, end of period	$13.30		$14.12	$13.17	$11.75	$9.81	$9.23
Total Return†	9.14	% (1)	16.42%	20.21%	21.59%	7.39%	(2.82)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.16	% (2)	1.13%	1.15%	1.28%	1.36%	1.45%
Net investment income	0.57	% (2)	2.13%	1.48%	1.18%	1.25%	0.72%
Supplemental Data:
Net assets, end of period, in thousands	$442,152		$442,481	$463,132	$341,442	$218,574	$75,903
Portfolio turnover rate	12	% (1)	36%	34%	43%	32%	52%

†	Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Results of Special Shareholder Meeting  (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and therefore, the meeting was adjourned until August 23, 2006 and later adjourned to September 27, 2006, to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1)   Election of Trustees:

	FOR	WITHHOLD	ABSTAIN	BNV*
Frank L. Bowman	30,485,998	1,060,021	0	0
Kathleen A. Dennis	30,490,014	1,056,005	0	0
James F. Higgins	30,503,171	1,042,848	0	0
Joseph J. Kearns	30,507,511	1,038,508	0	0
Michael F. Klein	30,515,194	1,030,825	0	0
W. Allen Reed	30,469,436	1,076,583	0	0
Fergus Reid	30,492,079	1,053,940	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2)    Modify certain fundamental investment restrictions:

	FOR	AGAINST	ABSTAIN	BNV*
Modify fundamental policy regarding diversification	28,342,324	756,453	946,814	1,500,428
Modify fundamental policy regarding borrowing money	28,137,813	957,254	950,524	1,500,428
Modify fundamental policy regarding loans	28,141,444	933,405	970,742	1,500,428
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	28,175,319	912,451	957,821	1,500,428
Modify fundamental policy regarding issuance of senior securities	28,268,235	814,525	962,831	1,500,428

*	Broker ‘‘non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

IVQSAN-IU07-00421P-Y02/07	MORGAN STANLEY FUNDS
Morgan Stanley International Value Equity Fund Semiannual Report February 28, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2007

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 19, 2007
                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 19, 2007
                                              /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 28, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 19, 2007                          /s/ Ronald E. Robison
                                              ---------------------------
                                              Ronald E. Robison
                                              Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 28, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 19, 2007                        /s/ Francis Smith
                                            ---------------------------
                                            Francis Smith
                                            Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       9